Expense Example {- Fidelity Asset Manager 70%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-10 - Fidelity Asset Manager 70% - Fidelity Asset Manager 70%	Nov. 28, 2020 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871